Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment in Company accounted for under the equity method	$ 113,339	$ 101,145
Investment at fair value	13,561	24,862
Investments in affiliated companies	$ 126,900	$ 126,007